Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands		Common Class A [Member] Common Stock [Member]		Common Class B [Member] Common Stock [Member]		Common Stock [Member]		Shareholder Subscription [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2022			[1]		[1]		[1]		$ 7,204	$ (155,868)	$ 10,748	$ (137,916)	$ (116)	$ (138,032)
Balance, shares at Sep. 30, 2022	[1]					1,421,986
Net loss			[1]		[1]		[1]			(10,152)		(10,152)	(397)	(10,549)
Net loss attributable to mezzanine equity			[1]		[1]		[1]			162		162		162
Capital contribution from principal shareholders			[1]		[1]		[1]		8,800			8,800		8,800
Capital contribution from principal shareholders, shares	[1]					49,624
Accretion to redemption value of mezzanine equity			[1]		[1]		[1]		(11,425)	(162)		(11,587)		(11,587)
Foreign currency translation			[1]		[1]		[1]				3,951	3,951	(16)	3,935
Balance at Sep. 30, 2023			[1]		[1]		[1]		4,579	(166,020)	14,699	(146,742)	(529)	(147,271)
Balance, shares at Sep. 30, 2023	[1]					1,471,610
Net loss			[1]		[1]		[1]			(10,856)		(10,856)	(250)	(11,106)
Net loss attributable to mezzanine equity			[1]		[1]		[1]			153		153		153
Accretion to redemption value of mezzanine equity			[1]		[1]		[1]		(4,020)	(6,280)		(10,300)		(10,300)
Foreign currency translation			[1]		[1]		[1]				(3,732)	(3,732)	47	(3,685)
Re-designation of ordinary shares into Class A Ordinary Shares			[1]		[1]		[1]
Re-designation of ordinary shares into Class A Ordinary Shares, shares	[1]	779,708				(779,708)
Re-designation of ordinary shares into Class B Ordinary Shares			[1]		[1]		[1]
Re-designation of ordinary shares into Class B Ordinary Shares, shares	[1]			691,902		(691,902)
Issuance of ordinary shares upon Initial public offering (“IPO”), net of issuance costs			[1]		[1]		[1]		9,029			9,029		9,029
Issuance of ordinary shares upon Initial public offering ("IPO"), net of issuance costs, shares	[1]	50,000
Offering cost incurred for IPO			[1]		[1]		[1]		(2,603)			(2,603)		(2,603)
Reduction of capital			[1]		[1]		[1]						(704)	(704)
Adoption of ASC326			[1]		[1]		[1]			2		2		2
Conversion of redeemable principal interests into ordinary shares upon IPO			[1]		[1]		[1]		77,839	53,469		131,308		131,308
Conversion of redeemable principal interests into ordinary shares upon IPO, shares	[1]	578,014
Balance at Sep. 30, 2024			[1]		[1]		[1]		84,824	(129,532)	10,967	(33,741)	(1,436)	(35,177)
Balance, shares at Sep. 30, 2024	[1]	1,407,722		691,902
Net loss			[1]		[1]		[1]			(16,508)		(16,508)	(65)	(16,573)
Net loss attributable to mezzanine equity
Foreign currency translation			[1]		[1]		[1]				528	528	616	1,144
Share-based compensation			[1]		[1]		[1]		9,401			9,401		9,401
Share-based compensation, shares	[1]	321,008
Settlement of payable to redeemable non-controlling interests			[1]		[1]		[1]						16,000	16,000
Transfer of ordinary shares from Class B to Class A			[1]		[1]		[1]
Transfer of ordinary shares from Class B to Class A, shares	[1]	78,800		(78,800)
Deconsolidation of a subsidiary			[1]		[1]		[1]						(681)	(681)
Conversion of convertible note to Class A ordinary shares									315			315		315
Conversion to Class A ordinary shares of convertible note, shares	[1]	32,268
Partial disposal of shareholdings of a subsidiary			[1]		[1]		[1]		14			14	(14)
Balance at Sep. 30, 2025			[1]		[1]		[1]		$ 94,554	$ (146,040)	$ 11,495	$ (39,991)	$ 14,420	$ (25,571)
Balance, shares at Sep. 30, 2025	[1]	1,839,798		613,102

[1]	The shares and per share information are presented on a retroactive basis to reflect the ordinary shares are presented on a retroactive basis to reflect the First Share Split, Second Share Split and Share Consolidation (See Note 16).